SHAREHOLDERS EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding at the end of the year	1,104,409	713,219
Weighted average remaining contractual life (in years)	7 years 11 months 1 day
Weighted average exercise price	$ 5.84	$ 7.49
Options exercisable at the end of the year	336,201
Average exercise price of options exercisable	$ 11.00
0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0
Maximum exercise price	$ 0
Options outstanding at the end of the year	7
Weighted average remaining contractual life (in years)	6 months
Weighted average exercise price	$ 0
Options exercisable at the end of the year	7
Average exercise price of options exercisable	$ 0
2.48 - 2.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.48
Maximum exercise price	$ 2.86
Options outstanding at the end of the year	375,750
Weighted average remaining contractual life (in years)	9 years 3 months
Weighted average exercise price	$ 2.69
Options exercisable at the end of the year	9,434
Average exercise price of options exercisable	$ 2.83
3.26 - 3.57 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 3.26
Maximum exercise price	$ 3.57
Options outstanding at the end of the year	258,324
Weighted average remaining contractual life (in years)	8 years 1 month 10 days
Weighted average exercise price	$ 3.41
Options exercisable at the end of the year	75,631
Average exercise price of options exercisable	$ 3.41
4.04 - 4.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 4.04
Maximum exercise price	$ 4.69
Options outstanding at the end of the year	54,000
Weighted average remaining contractual life (in years)	6 years 18 days
Weighted average exercise price	$ 4.32
Options exercisable at the end of the year	30,218
Average exercise price of options exercisable	$ 4.29
5.16 - 5.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.16
Maximum exercise price	$ 5.37
Options outstanding at the end of the year	385,000
Weighted average remaining contractual life (in years)	6 years 11 months 19 days
Weighted average exercise price	$ 5.34
Options exercisable at the end of the year	191,250
Average exercise price of options exercisable	$ 5.36
6.75 - 16.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 6.75
Maximum exercise price	$ 16.2
Options outstanding at the end of the year	11,667
Weighted average remaining contractual life (in years)	6 years 8 months 19 days
Weighted average exercise price	$ 10.8
Options exercisable at the end of the year	10,000
Average exercise price of options exercisable	$ 11.48
29.4 - 84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 29.4
Maximum exercise price	$ 84
Options outstanding at the end of the year	8,494
Weighted average remaining contractual life (in years)	4 years 10 months 10 days
Weighted average exercise price	$ 30.4
Options exercisable at the end of the year	8,494
Average exercise price of options exercisable	$ 30.4
99 - 528 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 99
Maximum exercise price	$ 528
Options outstanding at the end of the year	11,167
Weighted average remaining contractual life (in years)	4 years 4 months 24 days
Weighted average exercise price	$ 169
Options exercisable at the end of the year	11,167
Average exercise price of options exercisable	$ 169